Reconciliations of Beginning and Ending Balances of the Pension Benefit Obligations and the Fair Value of the Plan Assets (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Japanese plans
Change in benefit obligations:
Benefit obligations at beginning of year	¥ (1,157,951)	¥ (1,129,636)
Service cost	(35,209)	(37,215)
Interest cost	(23,159)	(22,593)
Actuarial gain (loss)	(2,936)	(12,484)
Benefits paid	45,229	43,977
Benefit obligations at end of year	(1,174,026)	(1,157,951)
Change in plan assets:
Balance at beginning of year	694,738	578,832
Actual return on plan assets	26,760	89,610
Employer contributions	72,076	70,273
Benefits paid	(45,229)	(43,977)
Balance at end of year	748,345	694,738
Funded status	(425,681)	(463,213)
Amounts recognized in the consolidated balance sheets consist of:
Noncurrent assets	1,171	1,259
Current liabilities	(403)	(360)
Noncurrent liabilities	(426,449)	(464,112)
Total	(425,681)	(463,213)
Amounts recognized in accumulated other comprehensive income (loss) consist of:
Actuarial loss (gain)	436,688	458,609
Prior service cost (benefit)	(154,279)	(170,583)
Total	282,409	288,026
Pension plans with accumulated benefit obligations in excess of plan assets:
Projected benefit obligations	(1,156,330)	(1,147,349)
Accumulated benefit obligations	(1,086,774)	(1,070,640)
Fair value of plan assets	731,018	683,298
Foreign plans
Change in benefit obligations:
Benefit obligations at beginning of year	(430,683)	(296,305)
Service cost	(18,113)	(15,210)
Interest cost	(24,165)	(23,135)
Plan participants' contributions	(199)	(129)
Actuarial gain (loss)	(20,033)	(99,498)
Benefits paid	7,672	9,352
Amendment		(1,325)
Other	742	(7,162)
Foreign currency translation	38,620	2,729
Benefit obligations at end of year	(446,159)	(430,683)
Change in plan assets:
Balance at beginning of year	379,648	285,214
Actual return on plan assets	37,866	94,507
Employer contributions	20,617	11,405
Plan participants' contributions	199	129
Benefits paid	(7,672)	(9,352)
Foreign currency translation	(35,093)	(2,255)
Balance at end of year	395,565	379,648
Funded status	(50,594)	(51,035)
Amounts recognized in the consolidated balance sheets consist of:
Noncurrent assets	4,735	9,479
Current liabilities	(86)	(21)
Noncurrent liabilities	(55,243)	(60,493)
Total	(50,594)	(51,035)
Amounts recognized in accumulated other comprehensive income (loss) consist of:
Actuarial loss (gain)	135,868	132,730
Net transition obligation	140	171
Prior service cost (benefit)	532	537
Total	136,540	133,438
Pension plans with accumulated benefit obligations in excess of plan assets:
Projected benefit obligations	(298,015)	(368,470)
Accumulated benefit obligations	(273,168)	(317,593)
Fair value of plan assets	¥ 263,553	¥ 307,988